Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended						0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 CommScope Holding Company, Inc. [Member]	Dec. 31, 2012 CommScope Holding Company, Inc. [Member]	Dec. 31, 2011 CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Operating Activities:
Net income	$ 64,487	$ 15,900	$ 19,396	$ 5,353	$ (252,308)	$ 19,396	$ 5,353	$ (252,308)	$ (140,054)
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization	59,461	60,898				256,616	262,279	264,144	32,861
Amortization of debt issuance costs			952
Equity-based compensation	3,676	4,472				16,108	7,525	5,874	24,508
Equity in income (loss) of subsidiary			(33,730)	(5,353)	252,308
Deferred income taxes	7,343	(9,176)				(40,722)	(48,713)	(141,600)	(32,936)
Asset impairments	0	5,634				45,529	40,907	126,057
Non-cash restructuring charges						11,179	963	965
Excess tax benefits from equity-based compensation	(1,542)	(1)
Losses related to convertible debt securities									89,788
Other acquisition-related costs								(41,543)	41,543
Changes in assets and liabilities:
Accounts receivable	(101,793)	(52,605)				(11,895)	(15,889)	30,557	32,945
Receivable from subsidiary			(9,483)	(3,459)	(1,498)
Inventories	(38,636)	(34,898)				(62,141)	18,186	137,978	(16,634)
Prepaid expenses and other assets	4,341	(1,019)				(27,257)	(490)	27,640	(10,555)
Accounts payable and other liabilities	(31,063)	(42,560)	3,037	3,459	1,498	57,575	45,763	(19,571)	(14,549)
Other noncurrent liabilities						(21,944)	(35,285)	(16,825)	112
Other noncurrent assets						(3,060)	4,344	7,628	639
Other	(1,763)	500				(1,683)	1,192	6,753	(12,422)
Net cash provided by (used in) operating activities	(35,489)	(52,855)	(19,828)			237,701	286,135	135,749	(4,754)
Investing Activities:
Additions to property, plant and equipment	(6,675)	(6,532)				(36,780)	(27,957)	(38,792)	(741)
Investment in subsidiary			(440,074)		(1,606,599)
Proceeds from sale of property, plant and equipment	1,183	276				3,237	2,345	12,077
Distribution from subsidiary			18,522	200,000
Cash paid for acquisitions		(34,000)				(55,770)	(12,214)	(3,141,774)
Other	46	2,315				25,902	2,301	(4,246)	2,000
Net cash provided by (used in) investing activities	(5,446)	(37,941)	(421,552)	200,000	(1,606,599)	(63,411)	(35,525)	(3,172,735)	1,259
Financing Activities:
Long-term debt repaid	(17,558)	(69,858)				(907,817)	(394,356)	(1,597,326)	(631)
Long-term debt proceeds	15,000	166,963	550,000			947,379	299,150	2,723,100
Net proceeds from the issuance of common stock			438,871		1,606,599	433,958		1,606,599
Long-term debt financing costs		(1,884)				(14,560)	(2,701)	(86,962)
Dividends paid			(538,705)	(200,000)		(538,705)	(200,000)
Cash paid to stock option holders						(11,295)	(732)
Proceeds from the issuance of common shares under equity-based compensation plans	1,957		1,174			1,174			308
Excess tax benefits from equity-based compensation	1,542	1
Long-term debt issuance costs			(9,925)
Other		(8)				197	(883)	(1,530)	11,718
Net cash provided by (used in) financing activities	941	95,214	441,415	(200,000)	1,606,599	(89,669)	(299,522)	2,643,881	11,395
Effect of exchange rate changes on cash and cash equivalents	(1,138)	(2,055)				(2,676)	(3,815)	(3,283)	(476)
Change in cash and cash equivalents	(41,132)	2,363	35			81,945	(52,727)	(396,388)	7,424
Cash and cash equivalents, beginning of period	346,320	264,375				264,375	317,102	713,490	706,066
Cash and cash equivalents, end of period	$ 305,188	$ 266,738	$ 35			$ 346,320	$ 264,375	$ 317,102	$ 713,490